INCOME TAXES (Narrative) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Unused tax losses [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 16.0	$ 13.1
Canadian exploration and development expenditures [Member]
Statement [Line Items]
Deferred tax assets	32.9	30.5
Cumulative eligible capital and undepreciated capital cost [Member]
Statement [Line Items]
Deferred tax assets	$ 1.3	$ 1.3